Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectus
* * *
Transamerica WMC US Growth VP
Effective immediately, the following risk is added alphabetically to the “Principal Risks” section of the Prospectus relating to the portfolio:
Information Technology Sector – Information technology companies face intense competition and potentially rapid product obsolescence. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss or impairment of those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.
* * *
Investors Should Retain this Supplement for Future Reference
June 6, 2025

Transamerica WMC US Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus and Summary Prospectus
* * *
Transamerica WMC US Growth VP
Effective immediately, the following risk is added alphabetically to the “Principal Risks” section of the Prospectus relating to the portfolio:
Information Technology Sector – Information technology companies face intense competition and potentially rapid product obsolescence. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss or impairment of those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the software industry may be adversely affected by, among other things, the decline or fluctuation of subscription renewal rates for their products and services and actual or perceived vulnerabilities in their products or services.
* * *
Investors Should Retain this Supplement for Future Reference
June 6, 2025